Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
EXOR N.V [Member]
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.10%
IVECO-OTO MELARA Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 150	$ 255
CNH Industrial Capital Europe S.A.S [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 223